Share Capital - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended
	May 03, 2024	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Disclosure of classes of share capital [line items]
Number of ordinary shares in exchange for two warrants		8,733,400
Number of shares issued	11,000,000
Public offering price	$ 24
Proceeds from issuing shares	$ 243.9
Underwriting discounts and commissions	13.2
Other offering expense	$ 6.9
Conversion event description		one-for-one basis
Private placement derivatives gain (loss) prior to conversion			$ 306.6
Income (loss) recognized on remeasurement of warrant liability			23.7
Series C Preference Shares
Disclosure of classes of share capital [line items]
Dividends recognized			$ 21.3
Ordinary Shares
Disclosure of classes of share capital [line items]
Number of shares issued		320,542,904		320,121,800